UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 28, 2013


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA CORNERSTONE MODERATELY AGGRESSIVE FUND
FEBRUARY 28, 2013

                                                                      (Form N-Q)

48470-0413                                   (C)2013, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

USAA CORNERSTONE MODERATELY AGGRESSIVE FUND
February 28, 2013 (unaudited)

                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES    SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
             U.S. EQUITY SECURITIES (30.1%)

             COMMON STOCKS (18.4%)

             CONSUMER DISCRETIONARY (1.6%)
             -----------------------------
             ADVERTISING (0.1%)
    26,030   Omnicom Group, Inc.                                                                $    1,498
                                                                                                ----------
             APPAREL RETAIL (0.2%)
    75,200   Ross Stores, Inc.                                                                       4,359
                                                                                                ----------
             CABLE & SATELLITE (0.3%)
   156,190   Comcast Corp. "A"                                                                       6,215
                                                                                                ----------
             GENERAL MERCHANDISE STORES (0.1%)
    35,100   Target Corp.                                                                            2,210
                                                                                                ----------
             HOME IMPROVEMENT RETAIL (0.2%)
   149,100   Lowe's Companies, Inc.                                                                  5,688
                                                                                                ----------
             HOMEFURNISHING RETAIL (0.1%)
    50,940   Bed Bath & Beyond, Inc.*                                                                2,891
                                                                                                ----------
             HOTELS, RESORTS & CRUISE LINES (0.4%)
    27,000   Hyatt Hotels Corp. "A"*                                                                 1,109
   245,800   Royal Caribbean Cruises Ltd.                                                            8,571
                                                                                                ----------
                                                                                                     9,680
                                                                                                ----------
             INTERNET RETAIL (0.1%)
     4,700   Amazon.com, Inc.*                                                                       1,242
                                                                                                ----------
             SPECIALTY STORES (0.1%)
    34,640   PetSmart, Inc.                                                                          2,255
                                                                                                ----------
             Total Consumer Discretionary                                                           36,038
                                                                                                ----------
             CONSUMER STAPLES (1.6%)
             -----------------------
             DRUG RETAIL (0.3%)
   135,580   CVS Caremark Corp.                                                                      6,931
                                                                                                ----------
             HOUSEHOLD PRODUCTS (0.2%)
    59,500   Procter & Gamble Co.                                                                    4,533
                                                                                                ----------
             HYPERMARKETS & SUPER CENTERS (0.3%)
    82,300   Wal-Mart Stores, Inc.                                                                   5,825
                                                                                                ----------
             PACKAGED FOODS & MEAT (0.1%)
    56,000   Green Mountain Coffee Roasters, Inc.*                                                   2,675
                                                                                                ----------
             SOFT DRINKS (0.4%)
   124,830   PepsiCo, Inc.                                                                           9,458
                                                                                                ----------
             TOBACCO (0.3%)
    81,050   Philip Morris International, Inc.                                                       7,436
                                                                                                ----------
             Total Consumer Staples                                                                 36,858
                                                                                                ----------

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1  | USAA Cornerstone Moderately Aggressive Fund

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
                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES    SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
             ENERGY (1.7%)
             -------------
             COAL & CONSUMABLE FUELS (0.1%)
    77,000   Peabody Energy Corp.                                                               $    1,660
                                                                                                ----------
             INTEGRATED OIL & GAS (1.2%)
    80,230   Chevron Corp.                                                                           9,399
    78,640   Exxon Mobil Corp.                                                                       7,042
   123,500   Occidental Petroleum Corp.                                                             10,168
                                                                                                ----------
                                                                                                    26,609
                                                                                                ----------
             OIL & GAS EQUIPMENT & SERVICES (0.2%)
   123,050   Halliburton Co.                                                                         5,108
                                                                                                ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.2%)
    35,970   Apache Corp.                                                                            2,672
    35,000   Southwestern Energy Co.*                                                                1,199
                                                                                                ----------
                                                                                                     3,871
                                                                                                ----------
             Total Energy                                                                           37,248
                                                                                                ----------
             FINANCIALS (2.9%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
    23,000   BlackRock, Inc.                                                                         5,514
    40,000   State Street Corp.                                                                      2,264
                                                                                                ----------
                                                                                                     7,778
                                                                                                ----------
             CONSUMER FINANCE (0.4%)
   177,070   Capital One Financial Corp.                                                             9,036
                                                                                                ----------
             DIVERSIFIED BANKS (0.3%)
   166,420   Wells Fargo & Co.                                                                       5,838
                                                                                                ----------
             LIFE & HEALTH INSURANCE (0.2%)
   152,680   MetLife, Inc.                                                                           5,411
                                                                                                ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.7%)
   182,517   Citigroup, Inc.                                                                         7,660
   164,700   JPMorgan Chase & Co.                                                                    8,057
                                                                                                ----------
                                                                                                    15,717
                                                                                                ----------
             PROPERTY & CASUALTY INSURANCE (0.2%)
    26,120   Berkshire Hathaway, Inc. "B"*                                                           2,669
    29,150   Travelers Companies, Inc.                                                               2,344
                                                                                                ----------
                                                                                                     5,013
                                                                                                ----------
             REGIONAL BANKS (0.6%)
   135,600   BB&T Corp.                                                                              4,117
   217,800   CIT Group, Inc.*                                                                        9,117
                                                                                                ----------
                                                                                                    13,234
                                                                                                ----------
             SPECIALIZED FINANCE (0.1%)
    19,400   IntercontinentalExchange, Inc.*                                                         3,003
                                                                                                ----------
             Total Financials                                                                       65,030
                                                                                                ----------
             HEALTH CARE (3.2%)
             ------------------
             BIOTECHNOLOGY (0.2%)
    12,600   Celgene Corp.*                                                                          1,300
    80,000   Gilead Sciences, Inc.*                                                                  3,417
                                                                                                ----------
                                                                                                     4,717
                                                                                                ----------
             HEALTH CARE DISTRIBUTORS (0.3%)
   124,001   Cardinal Health, Inc.                                                                   5,730
                                                                                                ----------

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                                                   Portfolio of Investments |  2

================================================================================

                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES    SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
             HEALTH CARE EQUIPMENT (0.3%)
    52,640   Abbott Laboratories                                                                $    1,779
   122,000   Hologic, Inc.*                                                                          2,663
    31,400   Varian Medical Systems, Inc.*                                                           2,218
                                                                                                ----------
                                                                                                     6,660
                                                                                                ----------
             HEALTH CARE SERVICES (0.2%)
    66,250   Express Scripts Holding Co.*                                                            3,770
                                                                                                ----------
             LIFE SCIENCES TOOLS & SERVICES (0.3%)
    99,009   Thermo Fisher Scientific, Inc.                                                          7,307
                                                                                                ----------
             MANAGED HEALTH CARE (0.2%)
    72,000   UnitedHealth Group, Inc.                                                                3,848
                                                                                                ----------
             PHARMACEUTICALS (1.7%)
   185,140   AbbVie, Inc.                                                                            6,835
   145,590   Johnson & Johnson                                                                      11,081
   190,400   Merck & Co., Inc.                                                                       8,136
   471,300   Pfizer, Inc.                                                                           12,900
                                                                                                ----------
                                                                                                    38,952
                                                                                                ----------
             Total Health Care                                                                      70,984
                                                                                                ----------
             INDUSTRIALS (1.7%)
             ------------------
             AEROSPACE & DEFENSE (0.4%)
    30,000   Boeing Co.                                                                              2,307
    77,640   United Technologies Corp.                                                               7,030
                                                                                                ----------
                                                                                                     9,337
                                                                                                ----------
             AIR FREIGHT & LOGISTICS (0.5%)
    95,000   Expeditors International of Washington, Inc.                                            3,691
    88,990   United Parcel Service, Inc. "B"                                                         7,355
                                                                                                ----------
                                                                                                    11,046
                                                                                                ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.1%)
    16,820   Caterpillar, Inc.                                                                       1,554
                                                                                                ----------
             INDUSTRIAL CONGLOMERATES (0.5%)
    97,660   Danaher Corp.                                                                           6,016
   246,660   General Electric Co.                                                                    5,727
                                                                                                ----------
                                                                                                    11,743
                                                                                                ----------
             INDUSTRIAL MACHINERY (0.2%)
    51,500   Stanley Black & Decker, Inc.                                                            4,053
                                                                                                ----------
             Total Industrials                                                                      37,733
                                                                                                ----------
             INFORMATION TECHNOLOGY (4.3%)
             -----------------------------
             APPLICATION SOFTWARE (0.3%)
   149,700   Adobe Systems, Inc.*                                                                    5,883
                                                                                                ----------
             COMMUNICATIONS EQUIPMENT (1.3%)
   511,580   Cisco Systems, Inc.                                                                    10,666
   127,601   Motorola Solutions, Inc.                                                                7,938
   164,600   QUALCOMM, Inc.                                                                         10,803
                                                                                                ----------
                                                                                                    29,407
                                                                                                ----------
             COMPUTER HARDWARE (0.4%)
    21,720   Apple, Inc.                                                                             9,587
                                                                                                ----------
             COMPUTER STORAGE & PERIPHERALS (0.3%)
   260,000   EMC Corp.*                                                                              5,983
                                                                                                ----------
             INTERNET SOFTWARE & SERVICES (0.8%)
   255,000   Facebook, Inc. "A"*                                                                     6,949

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3  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES    SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
    11,930   Google, Inc. "A"*                                                                  $    9,558
   100,000   Yahoo! Inc.*                                                                            2,131
                                                                                                ----------
                                                                                                    18,638
                                                                                                ----------
             IT CONSULTING & OTHER SERVICES (0.0%)
       600   ITOCHU Techno - Solutions Corp.                                                            27
                                                                                                ----------
             SEMICONDUCTORS (0.4%)
   103,700   Broadcom Corp. "A"                                                                      3,537
   166,570   Intel Corp.                                                                             3,473
    35,000   Maxim Integrated Products, Inc.                                                         1,091
    34,000   Texas Instruments, Inc.                                                                 1,169
                                                                                                ----------
                                                                                                     9,270
                                                                                                ----------
             SYSTEMS SOFTWARE (0.8%)
   434,860   Microsoft Corp.                                                                        12,089
   170,550   Oracle Corp.                                                                            5,843
                                                                                                ----------
                                                                                                    17,932
                                                                                                ----------
             Total Information Technology                                                           96,727
                                                                                                ----------
             MATERIALS (0.7%)
             ----------------
             DIVERSIFIED CHEMICALS (0.1%)
    46,000   E.I. du Pont de Nemours and Co.                                                         2,203
                                                                                                ----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
    62,660   Monsanto Co.                                                                            6,331
                                                                                                ----------
             PAPER PACKAGING (0.1%)
    62,000   Bemis Co., Inc.                                                                         2,315
                                                                                                ----------
             PAPER PRODUCTS (0.2%)
    86,500   International Paper Co.                                                                 3,807
                                                                                                ----------
             Total Materials                                                                        14,656
                                                                                                ----------
             TELECOMMUNICATION SERVICES (0.3%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
    94,600   AT&T, Inc.                                                                              3,397
    99,000   CenturyLink, Inc.                                                                       3,432
                                                                                                ----------
                                                                                                     6,829
                                                                                                ----------
             Total Telecommunication Services                                                        6,829
                                                                                                ----------
             UTILITIES (0.4%)
             ----------------
             ELECTRIC UTILITIES (0.1%)
    65,997   Xcel Energy, Inc.                                                                       1,894
                                                                                                ----------
             GAS UTILITIES (0.1%)
    55,240   ONEOK, Inc.                                                                             2,485
                                                                                                ----------
             MULTI-UTILITIES (0.2%)
   100,000   CenterPoint Energy, Inc.                                                                2,143
   107,068   CMS Energy Corp.                                                                        2,849
                                                                                                ----------
                                                                                                     4,992
                                                                                                ----------
             Total Utilities                                                                         9,371
                                                                                                ----------
             Total Common Stocks (cost: $354,524)                                                  411,474
                                                                                                ----------
             PREFERRED STOCKS (1.5%)

             CONSUMER STAPLES (0.6%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.6%)
   120,000   Dairy Farmers of America, Inc., 7.88%,
                cumulative redeemable, perpetual(a)                                                 13,009
                                                                                                ----------

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                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL
AMOUNT
$(000)/                                                                                             MARKET
SHARES      SECURITY                                                                                 VALUE
----------------------------------------------------------------------------------------------------------
             ENERGY (0.7%)
             -------------
             OIL & GAS EXPLORATION & PRODUCTION (0.6%)
    13,800   Chesapeake Energy Corp., 5.75%, perpetual(a)                                       $   14,287
                                                                                                ----------
                                                                                                    14,287
                                                                                                ----------
             OIL & GAS STORAGE & TRANSPORTATION (0.1%)
     2,000   Kinder Morgan G.P., Inc.(a)                                                             1,697
                                                                                                ----------
                                                                                                     1,697
                                                                                                ----------
             Total Energy                                                                           15,984
                                                                                                ----------
             FINANCIALS (0.2%)
             -----------------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
        70   International Lease Finance Corp., 0.39%, perpetual(b)                                  4,480
                                                                                                ----------
             PROPERTY & CASUALTY INSURANCE (0.0%)
    $3,000   Syncora Holdings Ltd., 6.88%, perpetual (b)                                                --
                                                                                                ----------
             Total Financials                                                                        4,480
                                                                                                ----------
             Total Preferred Stocks (cost: $33,581)                                                 33,473
                                                                                                ----------
             EXCHANGE-TRADED FUNDS (10.2%)

             MONEY MARKET INSTRUMENTS (10.2%)
             --------------------------------
   450,000   iShares Russell 2000 Index Fund                                                        40,707
   745,118   iShares S&P MidCap 400 Index Fund                                                      81,985
   704,763   SPDR S&P 500 ETF Trust                                                                106,793
                                                                                                ----------
             Total Exchange-Traded Funds (cost: $186,184)                                          229,485
                                                                                                ----------
             Total U.S. Equity Securities(cost: $574,289)                                          674,432
                                                                                                ----------
             INTERNATIONAL EQUITY SECURITIES (25.1%)

             COMMON STOCKS (12.2%)

             CONSUMER DISCRETIONARY (1.3%)
             -----------------------------
             ADVERTISING (0.1%)
    12,940   Hakuhodo Dy Holdings, Inc.                                                                983
                                                                                                ----------
             APPAREL RETAIL (0.1%)
       700   ABC-MART, Inc.                                                                             24
     1,200   Fast Retailing Co. Ltd.                                                                   329
    13,868   Industria de Diseno Textil S.A.                                                         1,859
       500   Shimamura Co. Ltd.                                                                         51
                                                                                                ----------
                                                                                                     2,263
                                                                                                ----------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.2%)
    65,600   Adidas AG ADR                                                                           3,007
    16,468   Compagnie Financiere Richemont S.A.                                                     1,324
                                                                                                ----------
                                                                                                     4,331
                                                                                                ----------
             AUTO PARTS & EQUIPMENT (0.0%)
     3,900   Aisin Seiki Co. Ltd.                                                                      141
    10,500   Denso Corp.                                                                               441
     2,000   Koito Manufacturing Co. Ltd.                                                               33
     1,400   Toyoda Gosei Co. Ltd.                                                                      32

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5  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES    SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
     1,900   Toyota Boshoku Corp.                                                               $       26
                                                                                                ----------
                                                                                                       673
                                                                                                ----------
             AUTOMOBILE MANUFACTURERS (0.4%)
     7,274   Bayerische Motoren Werke AG                                                               671
     4,000   Daihatsu Motor Co., Ltd.                                                                   81
   140,556   Fiat S.p.A.*                                                                              754
   140,000   Fuji Heavy Industries Ltd.                                                              2,093
    26,000   Isuzu Motors Ltd.                                                                         160
    59,000   Mazda Motor Corp.*                                                                        178
     5,085   Peugeot S.A.*                                                                              39
    58,900   Suzuki Motor Corp.                                                                      1,409
    59,600   Toyota Motor Corp.                                                                      3,064
       606   Volkswagen AG                                                                             125
                                                                                                ----------
                                                                                                     8,574
                                                                                                ----------
             BROADCASTING (0.0%)
   366,275   ITV plc                                                                                   690
                                                                                                ----------
             CABLE & SATELLITE (0.0%)
    23,634   British Sky Broadcasting Group plc                                                        305
        46   Jupiter Telecommunications Co. Ltd.                                                        61
                                                                                                ----------
                                                                                                       366
                                                                                                ----------
             CASINOS & GAMING (0.1%)
   359,000   Galaxy Entertainment Group Ltd.*                                                        1,509
     5,600   Sands China Ltd.                                                                           27
    84,000   SJM Holdings Ltd.                                                                         209
    47,725   Tatts Group Ltd.                                                                          155
                                                                                                ----------
                                                                                                     1,900
                                                                                                ----------
             CONSUMER ELECTRONICS (0.0%)
    22,100   Sony Corp.                                                                                319
                                                                                                ----------
             DEPARTMENT STORES (0.1%)
    11,000   J. Front Retailing Co. Ltd.                                                                65
    23,178   Next plc                                                                                1,477
     1,709   PPR                                                                                       383
                                                                                                ----------
                                                                                                     1,925
                                                                                                ----------
             FOOTWEAR (0.0%)
     3,200   ASICS Corp.                                                                                50
                                                                                                ----------
             HOMEBUILDING (0.0%)
    12,000   Sekisui House Ltd.                                                                        139
                                                                                                ----------
             HOTELS, RESORTS & CRUISE LINES (0.1%)
   283,678   TUI Travel plc                                                                          1,366
                                                                                                ----------
             LEISURE FACILITIES (0.0%)
     6,300   Oriental Land Co. Ltd.                                                                    930
                                                                                                ----------
             LEISURE PRODUCTS (0.1%)
    93,000   NAMCO BANDAI Holdings, Inc.                                                             1,479
     1,600   Shimano, Inc.                                                                             115
                                                                                                ----------
                                                                                                     1,594
                                                                                                ----------
             MOVIES & ENTERTAINMENT (0.0%)
     2,500   Toho Co. Ltd.                                                                              48
                                                                                                ----------
             RESTAURANTS (0.0%)
    16,002   Whitbread plc                                                                             612
                                                                                                ----------
             TIRES & RUBBER (0.1%)
     7,200   Bridgestone Corp.                                                                         221
    16,848   Compagnie Generale des Etablissements Michelin                                          1,505

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                                                   Portfolio of Investments |  6

================================================================================

                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES    SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
     3,700   Sumitomo Rubber Industries Ltd.                                                    $       58
                                                                                                ----------
                                                                                                     1,784
                                                                                                ----------
             Total Consumer Discretionary                                                           28,547
                                                                                                ----------
             CONSUMER STAPLES (1.7%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.1%)
 2,108,000   Golden Agri-Resources Ltd.                                                              1,107
                                                                                                ----------
             BREWERS (0.3%)
    39,000   Anheuser-Busch InBev NV ADR                                                             3,666
     8,500   Asahi Breweries Ltd.                                                                      214
     8,740   Heineken Holding N.V.                                                                     548
     9,107   Heineken N.V.                                                                             680
     4,148   InBev N.V.                                                                                389
    44,494   SABMiller plc                                                                           2,212
                                                                                                ----------
                                                                                                     7,709
                                                                                                ----------
             DISTILLERS & VINTNERS (0.1%)
    32,422   Diageo plc                                                                                974
   108,081   Treasury Wine Estates Ltd.                                                                585
                                                                                                ----------
                                                                                                     1,559
                                                                                                ----------
             FOOD RETAIL (0.3%)
     9,022   Casino Guichard-Perrachon S.A.                                                            907
    32,475   Delhaize Group                                                                          1,570
     1,300   FamilyMart Co. Ltd.                                                                        55
   256,238   J Sainsbury plc                                                                         1,344
     1,378   Kesko Oyj "B"                                                                              43
    64,091   Koninklijke Ahold N.V.                                                                    920
    16,500   Seven & i Holdings Co. Ltd.                                                               482
    27,172   Woolworths Ltd.                                                                           969
                                                                                                ----------
                                                                                                     6,290
                                                                                                ----------
             HOUSEHOLD PRODUCTS (0.1%)
    16,748   Reckitt Benckiser Group plc                                                             1,125
    12,579   Svenska Cellulosa AB "B"                                                                  308
                                                                                                ----------
                                                                                                     1,433
                                                                                                ----------
             HYPERMARKETS & SUPER CENTERS (0.0%)
    13,100   Aeon Co. Ltd.                                                                             147
    21,907   Wesfarmers Ltd.                                                                           918
                                                                                                ----------
                                                                                                     1,065
                                                                                                ----------
             PACKAGED FOODS & MEAT (0.7%)
    14,000   Ajinomoto Co. Inc.                                                                        186
    10,782   Associated British Foods plc                                                              303
    64,222   Nestle S.A.                                                                             4,488
    39,492   Suedzucker AG                                                                           1,730
   106,182   Tate & Lyle plc                                                                         1,309
     2,000   Toyo Suisan Kaisha Ltd.                                                                    58
   166,950   Unilever N.V.                                                                           6,498
    40,106   Unilever N.V.                                                                           1,555
                                                                                                ----------
                                                                                                    16,127
                                                                                                ----------
             PERSONAL PRODUCTS (0.0%)
     9,200   Kao Corp.                                                                                 294
                                                                                                ----------
             TOBACCO (0.1%)
    18,782   British American Tobacco plc                                                              978
    71,700   Japan Tobacco, Inc.                                                                     2,263
                                                                                                ----------
                                                                                                     3,241
                                                                                                ----------
             Total Consumer Staples                                                                 38,825
                                                                                                ----------

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7  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES    SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
             ENERGY (1.2%)
             -------------
             INTEGRATED OIL & GAS (0.7%)
   450,970   BP plc                                                                             $    3,049
   110,834   ENI S.p.A.                                                                              2,527
    35,220   OMV AG                                                                                  1,533
    18,230   Repsol S.A.                                                                               388
    73,070   Royal Dutch Shell plc "A"                                                               2,406
    90,838   Royal Dutch Shell plc "B"                                                               3,064
     6,008   Statoil ASA                                                                               149
    53,587   Total S.A.                                                                              2,679
                                                                                                ----------
                                                                                                    15,795
                                                                                                ----------
             OIL & GAS DRILLING (0.2%)
    39,857   Seadrill Ltd.                                                                           1,450
     8,130   Transocean Ltd.*                                                                          428
    57,500   Transocean Ltd.                                                                         3,007
                                                                                                ----------
                                                                                                     4,885
                                                                                                ----------
             OIL & GAS EQUIPMENT & SERVICES (0.3%)
     3,604   Aker Kvaerner ASA                                                                          71
    72,100   Schlumberger Ltd.                                                                       5,613
       816   Technip S.A.                                                                               88
     8,202   Tenaris S.A.                                                                              169
                                                                                                ----------
                                                                                                     5,941
                                                                                                ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.0%)
        48   INPEX Corp.                                                                               255
                                                                                                ----------
             OIL & GAS REFINING & MARKETING (0.0%)
       500   Idemitsu Kosan Co. Ltd.                                                                    46
    49,800   JX Holdings, Inc.                                                                         304
                                                                                                ----------
                                                                                                       350
                                                                                                ----------
             Total Energy                                                                           27,226
                                                                                                ----------
             FINANCIALS (2.4%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
   304,785   Aberdeen Asset Management plc                                                           1,988
    30,133   Hargreaves Lansdown plc                                                                   396
                                                                                                ----------
                                                                                                     2,384
                                                                                                ----------
             DIVERSIFIED BANKS (1.4%)
   480,000   Aozora Bank Ltd.                                                                        1,455
    14,075   Australia and New Zealand Banking Group Ltd.                                              413
   236,686   Banco Santander S.A.                                                                    1,796
   307,914   Bank Hapoalim B.M.*                                                                     1,366
    54,051   Commonwealth Bank of Australia                                                          3,714
    21,264   DnB NOR ASA                                                                               317
    37,500   Hang Seng Bank                                                                            604
   404,384   HSBC Holdings plc                                                                       4,487
   276,900   Mitsubishi UFJ Financial Group, Inc.                                                    1,532
 1,151,500   Mizuho Financial Group, Inc.                                                            2,534
    32,628   National Australia Bank Ltd.                                                            1,006
    19,000   Oversea-Chinese Banking Corp. Ltd.                                                        155
   171,064   Skandinaviska Enskilda Banken "A"                                                       1,781
    13,271   Standard Chartered plc                                                                    362
    62,300   Sumitomo Mitsui Financial Group, Inc.                                                   2,494
    68,000   Sumitomo Mitsui Trust Holdings, Inc.                                                      264
    94,534   Swedbank AB "A"                                                                         2,273
   110,952   Westpac Banking Corp.                                                                   3,487
                                                                                                ----------
                                                                                                    30,040
                                                                                                ----------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES    SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
             DIVERSIFIED CAPITAL MARKETS (0.0%)
     4,003   UBS AG                                                                             $       63
                                                                                                ----------
             INVESTMENT BANKING & BROKERAGE (0.0%)
    16,060   Macquarie Group Ltd.                                                                      619
                                                                                                ----------
             LIFE & HEALTH INSURANCE (0.2%)
   238,497   AEGON N.V.                                                                              1,427
   626,489   Legal & General Group plc                                                               1,522
   267,230   Standard Life plc                                                                       1,429
       296   Swiss Life Holding AG                                                                      48
                                                                                                ----------
                                                                                                     4,426
                                                                                                ----------
             MULTI-LINE INSURANCE (0.2%)
     5,064   Ageas                                                                                     172
    17,073   Allianz SE                                                                              2,334
    89,663   AXA S.A.                                                                                1,558
    67,661   Gjensidige Forsikring ASA                                                               1,081
                                                                                                ----------
                                                                                                     5,145
                                                                                                ----------
             MULTI-SECTOR HOLDINGS (0.1%)
     1,801   Groupe Bruxelles Lambert S.A.                                                             144
    26,342   Industrivarden AB "C"                                                                     470
    58,264   Investor AB "B"                                                                         1,707
     6,275   Kinnevik Investment AB "B"                                                                143
                                                                                                ----------
                                                                                                     2,464
                                                                                                ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.0%)
     5,870   ORIX Corp.                                                                                654
                                                                                                ----------
             REAL ESTATE DEVELOPMENT (0.1%)
    51,000   Cheung Kong Holdings Ltd.                                                                 793
    64,000   Sino Land Co.                                                                             117
                                                                                                ----------
                                                                                                       910
                                                                                                ----------
             REAL ESTATE OPERATING COMPANIES (0.0%)
    14,000   Hysan Development Co. Ltd.                                                                 72
   122,600   Swire Properties Ltd.                                                                     460
                                                                                                ----------
                                                                                                       532
                                                                                                ----------
             REGIONAL BANKS (0.1%)
    27,000   Bank of Yokohama Ltd.                                                                     139
     1,848   Banque Cantonale Vaudois                                                                1,053
    16,000   Chiba Bank Ltd.                                                                           102
     4,000   Chugoku Bank Ltd.                                                                          59
    17,000   Fukuoka Financial Group, Inc.                                                              77
    11,000   Hiroshima Bank Ltd.                                                                        46
     6,000   Iyo Bank Ltd.                                                                              51
    40,400   Resona Holdings, Inc.                                                                     185
     4,000   Suruga Bank Ltd.                                                                           59
                                                                                                ----------
                                                                                                     1,771
                                                                                                ----------
             REINSURANCE (0.2%)
    11,487   Muenchener Rueckversicherungs-Gesellschaft AG                                           2,065
    30,278   Swiss Re Ltd.                                                                           2,421
                                                                                                ----------
                                                                                                     4,486
                                                                                                ----------
             SPECIALIZED FINANCE (0.0%)
     1,250   Mitsubishi UFJ Lease & Finance Co. Ltd.                                                    58
                                                                                                ----------
             Total Financials                                                                       53,552
                                                                                                ----------
             HEALTH CARE (1.1%)
             ------------------
             BIOTECHNOLOGY (0.1%)
    19,600   Actelion Ltd.                                                                           1,011

================================================================================

9  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES    SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
    11,500   CSL Ltd.                                                                           $      705
                                                                                                ----------
                                                                                                     1,716
                                                                                                ----------
             HEALTH CARE DISTRIBUTORS (0.0%)
     4,900   Medipal Holdings Corp.                                                                     64
     1,500   Suzuken Co. Ltd.                                                                           52
                                                                                                ----------
                                                                                                       116
                                                                                                ----------
             HEALTH CARE EQUIPMENT (0.0%)
     8,010   Elekta AB "B"                                                                             120
                                                                                                ----------
             HEALTH CARE FACILITIES (0.0%)
     8,601   Ramsay Health Care                                                                        282
                                                                                                ----------
             HEALTH CARE SERVICES (0.0%)
     1,764   Fresenius SE & Co.                                                                        217
     1,200   Miraca Holdings, Inc.                                                                      58
                                                                                                ----------
                                                                                                       275
                                                                                                ----------
             HEALTH CARE SUPPLIES (0.0%)
     2,499   Coloplast A/S "B"                                                                         130
                                                                                                ----------
             LIFE SCIENCES TOOLS & SERVICES (0.0%)
     1,144   Lonza Group AG                                                                             71
                                                                                                ----------
             PHARMACEUTICALS (1.0%)
     9,700   Astellas Pharma, Inc.                                                                     524
    52,430   AstraZeneca plc                                                                         2,383
    20,441   Bayer AG                                                                                2,024
    54,091   GlaxoSmithKline plc                                                                     1,195
     6,000   Kyowa Hakko Kirin Co. Ltd.                                                                 63
     4,900   Mitsubishi Tanabe Pharma Corp.                                                             70
    48,343   Novartis AG                                                                             3,283
     5,936   Novo Nordisk A/S "B"                                                                    1,037
    48,281   Orion Oyj "B"                                                                           1,431
     7,900   Otsuka Holdings Co. Ltd.                                                                  253
    21,162   Roche Holding AG                                                                        4,847
    38,621   Sanofi S.A.                                                                             3,660
     6,200   Shionogi & Co. Ltd.                                                                       126
    25,278   Teva Pharmaceutical Industries Ltd.                                                       947
     1,300   Tsumura & Co.                                                                              45
                                                                                                ----------
                                                                                                    21,888
                                                                                                ----------
             Total Health Care                                                                      24,598
                                                                                                ----------
             INDUSTRIALS (2.0%)
             ------------------
             AEROSPACE & DEFENSE (0.2%)
   288,476   BAE Systems plc                                                                         1,554
    48,863   European Aeronautic Defense and Space Co. N.V.                                          2,499
   103,000   Singapore Technologies Engineering Ltd.                                                   354
     5,661   Thales S.A.                                                                               199
                                                                                                ----------
                                                                                                     4,606
                                                                                                ----------
             AIR FREIGHT & LOGISTICS (0.0%)
    29,964   Deutsche Post AG                                                                          672
                                                                                                ----------
             AIRLINES (0.1%)
    25,000   All Nippon Airways Co. Ltd.                                                                51
       800   Japan Airlines Co. Ltd.*                                                                   38
    27,700   Ryanair Holdings plc ADR                                                                1,071
                                                                                                ----------
                                                                                                     1,160
                                                                                                ----------
             BUILDING PRODUCTS (0.0%)
    22,000   Asahi Glass Co. Ltd.                                                                      150
       808   Geberit AG                                                                                195

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES    SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
     4,199   James Hardie Industries plc                                                        $       42
                                                                                                ----------
                                                                                                       387
                                                                                                ----------
             COMMERCIAL PRINTING (0.0%)
    12,000   Dai Nippon Printing Co. Ltd.                                                              105
    12,000   Toppan Printing Co. Ltd.                                                                   81
                                                                                                ----------
                                                                                                       186
                                                                                                ----------
             CONSTRUCTION & ENGINEERING (0.2%)
     3,000   Chiyoda Corp.                                                                              37
    95,273   Ferrovial S.A.                                                                          1,494
     4,000   JGC Corp.                                                                                 110
     1,647   Koninklijke Boskalis Westminster N.V.                                                      71
    21,000   Taisei Corp.                                                                               62
    35,970   Vinci S.A.                                                                              1,665
                                                                                                ----------
                                                                                                     3,439
                                                                                                ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.2%)
   128,414   Fiat Industrial S.p.A.                                                                  1,561
   181,000   Hino Motors Ltd.                                                                        1,912
    24,000   Kubota Corp.                                                                              290
                                                                                                ----------
                                                                                                     3,763
                                                                                                ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
   135,700   Eaton Corp. plc                                                                         8,409
    12,000   Fuji Electric Co. Ltd.                                                                     34
     3,900   Sumitomo Electric Industries Ltd.                                                          46
                                                                                                ----------
                                                                                                     8,489
                                                                                                ----------
             ENVIRONMENTAL & FACILITIES SERVICES (0.0%)
     2,100   Park24 Co. Ltd.                                                                            39
                                                                                                ----------
             HEAVY ELECTRICAL EQUIPMENT (0.0%)
    16,709   Alstom S.A.                                                                               737
                                                                                                ----------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
    49,425   Capita plc                                                                                618
                                                                                                ----------
             INDUSTRIAL CONGLOMERATES (0.2%)
   169,500   Hopewell Holdings Ltd.                                                                    745
    46,000   Hutchison Whampoa Ltd.                                                                    496
    66,330   Koninklijke Philips Electronics N.V.                                                    1,881
    14,891   Siemens AG                                                                              1,548
                                                                                                ----------
                                                                                                     4,670
                                                                                                ----------
             INDUSTRIAL MACHINERY (0.1%)
     3,780   GEA Group AG                                                                              135
    31,000   Kawasaki Heavy Industries Ltd.                                                             99
    12,021   Kone Oyj "B"                                                                              973
     2,500   Makita Corp.                                                                              113
    63,000   Mitsubishi Heavy Industries Ltd.                                                          349
                                                                                                ----------
                                                                                                     1,669
                                                                                                ----------
             MARINE (0.0%)
        29   A.P. Moller-Maersk Group "B"                                                              232
                                                                                                ----------
             RAILROADS (0.4%)
    40,000   Canadian Pacific Railway Ltd.                                                           4,861
    18,200   Central Japan Railway Co.                                                               1,769
    25,900   East Japan Railway Co.                                                                  1,911
    25,000   Hankyu Hanshin Holdings, Inc.                                                             137
    31,500   MTR Corp. Ltd.                                                                            130
    14,000   Odakyu Electric Railway Co. Ltd.                                                          148
    25,000   Tokyu Corp.                                                                               150
     9,200   West Japan Railway Co.                                                                    407
                                                                                                ----------
                                                                                                     9,513
                                                                                                ----------

================================================================================

11  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES    SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
             RESEARCH & CONSULTING SERVICES (0.0%)
     2,254   Intertek Group plc                                                                 $      114
                                                                                                ----------
             SECURITY & ALARM SERVICES (0.0%)
     4,600   Secom Co. Ltd.                                                                            236
                                                                                                ----------
             TRADING COMPANIES & DISTRIBUTORS (0.2%)
   143,700   ITOCHU Corp.                                                                            1,659
    35,000   Marubeni Corp.                                                                            256
    24,500   Sumitomo Corp.                                                                            300
    73,900   Toyota Tsusho Corp.                                                                     1,883
     6,058   Wolseley plc                                                                              285
                                                                                                ----------
                                                                                                     4,383
                                                                                                ----------
             TRUCKING (0.0%)
   286,000   ComfortDelGro Corp. Ltd.                                                                  444
                                                                                                ----------
             Total Industrials                                                                      45,357
                                                                                                ----------
             INFORMATION TECHNOLOGY (0.5%)
             -----------------------------
             APPLICATION SOFTWARE (0.0%)
     1,284   Nice Systems Ltd.*                                                                         46
     4,553   SAP AG                                                                                    356
                                                                                                ----------
                                                                                                       402
                                                                                                ----------
             COMPUTER HARDWARE (0.1%)
   608,000   NEC Corp.*                                                                              1,502
    45,000   Toshiba Corp.                                                                             207
                                                                                                ----------
                                                                                                     1,709
                                                                                                ----------
             COMPUTER STORAGE & PERIPHERALS (0.1%)
    14,889   Gemalto N.V.                                                                            1,356
                                                                                                ----------
             ELECTRONIC COMPONENTS (0.0%)
     2,600   Ibiden Co. Ltd.                                                                            41
     3,300   Kyocera Corp.                                                                             287
     4,400   Murata Manufacturing Co. Ltd.                                                             283
                                                                                                ----------
                                                                                                       611
                                                                                                ----------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
    29,900   FUJIFILM Holdings Corp.                                                                   574
    98,000   Hitachi Ltd.                                                                              550
     1,000   Keyence Corp.                                                                             282
     4,400   Yokogawa Electric Corp.                                                                    44
                                                                                                ----------
                                                                                                     1,450
                                                                                                ----------
             INTERNET SOFTWARE & SERVICES (0.0%)
     2,300   DeNA Co. Ltd.                                                                              64
       684   Yahoo Japan Corp.                                                                         290
                                                                                                ----------
                                                                                                       354
                                                                                                ----------
             IT CONSULTING & OTHER SERVICES (0.0%)
     1,187   Atos Origin S.A.                                                                           88
     3,224   Cap Gemini                                                                                159
     2,200   Nomura Research, Inc.                                                                      50
     5,200   Otsuka Corp.                                                                              528
                                                                                                ----------
                                                                                                       825
                                                                                                ----------
             OFFICE ELECTRONICS (0.1%)
     5,100   Brother Industries Ltd.                                                                    53
    10,500   Konica Minolta Holdings, Inc.                                                              80
   132,000   Ricoh Co. Ltd.                                                                          1,416
                                                                                                ----------
                                                                                                     1,549
                                                                                                ----------
             SEMICONDUCTORS (0.1%)
   127,394   ARM Holdings plc                                                                        1,845

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES    SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
       790   Mellanox Technologies Ltd.*                                                        $       41
                                                                                                ----------
                                                                                                     1,886
                                                                                                ----------
             Total Information Technology                                                           10,142
                                                                                                ----------
             MATERIALS (1.0%)
             ----------------
             COMMODITY CHEMICALS (0.0%)
    28,000   Asahi Kasei Corp.                                                                         166
     7,500   Kuraray Co. Ltd.                                                                          102
                                                                                                ----------
                                                                                                       268
                                                                                                ----------
             CONSTRUCTION MATERIALS (0.0%)
     2,997   HeidelbergCement AG                                                                       206
     6,986   Imerys S.A.                                                                               471
    23,000   Taiheiyo Cement Corp.                                                                      57
                                                                                                ----------
                                                                                                       734
                                                                                                ----------
             DIVERSIFIED CHEMICALS (0.2%)
    33,315   BASF SE                                                                                 3,140
     4,000   Mitsubishi Gas Chemical Co., Inc.                                                          28
                                                                                                ----------
                                                                                                     3,168
                                                                                                ----------
             DIVERSIFIED METALS & MINING (0.5%)
    15,811   Anglo American Capital plc                                                                461
     1,408   Antofagasta plc                                                                            23
    61,155   BHP Billiton Ltd.                                                                       2,316
    84,194   BHP Billiton plc                                                                        2,668
     6,012   Boliden AB                                                                                102
   224,384   Eurasian Natural Resources Corp. plc                                                    1,152
     6,889   Iluka Resources Ltd.                                                                       74
   124,764   Kazakhmys plc                                                                           1,172
    52,092   Rio Tinto plc                                                                           2,798
    12,000   Sumitomo Metal Mining Co. Ltd.                                                            189
                                                                                                ----------
                                                                                                    10,955
                                                                                                ----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
     2,043   Syngenta AG                                                                               868
    28,041   Yara International ASA                                                                  1,340
                                                                                                ----------
                                                                                                     2,208
                                                                                                ----------
             INDUSTRIAL GASES (0.0%)
     4,084   Air Liquide S.A.                                                                          497
     3,000   Air Water, Inc.                                                                            41
                                                                                                ----------
                                                                                                       538
                                                                                                ----------
             PAPER PACKAGING (0.0%)
    25,998   Amcor Ltd.                                                                                244
                                                                                                ----------
             PAPER PRODUCTS (0.1%)
   184,874   Stora Enso Oyj "R"                                                                      1,243
                                                                                                ----------
             SPECIALTY CHEMICALS (0.0%)
     6,000   Daicel Corp.                                                                               46
       179   EMS-Chemie Holding AG                                                                      50
        21   Givaudan S.A.                                                                              25
     5,000   Kansai Paint Co. Ltd.                                                                      53
     6,651   Koninklijke DSM N.V.                                                                      389
     3,700   Nitto Denko Corp.                                                                         218
        47   Sika AG                                                                                   117
                                                                                                ----------
                                                                                                       898
                                                                                                ----------
             STEEL (0.1%)
   385,274   Fortescue Metals Group Ltd.                                                             1,857
    11,000   JFE Holdings, Inc.                                                                        236

================================================================================

13  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES    SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
     7,289   Salzgitter AG                                                                      $      348
                                                                                                ----------
                                                                                                     2,441
                                                                                                ----------
             Total Materials                                                                        22,697
                                                                                                ----------
             TELECOMMUNICATION SERVICES (0.6%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
     2,742   Belgacom S.A.                                                                              77
   198,003   BT Group plc                                                                              804
   150,395   Deutsche Telekom AG                                                                     1,615
    39,299   France Telecom S.A.                                                                       381
    51,000   HKT Trust and HKT Ltd.                                                                     51
    38,300   Nippon Telegraph & Telephone Corp.                                                      1,756
    20,347   Telecom Corp. of New Zealand Ltd.                                                          41
 1,594,353   Telecom Italia S.p.A.                                                                   1,028
   196,691   Telecom Italia S.p.A.                                                                     145
     8,749   Telefonica S.A.                                                                           114
    15,216   Telenor ASA                                                                               328
    33,141   Telstra Corp. Ltd.                                                                        155
    28,190   Vivendi S.A.                                                                              593
                                                                                                ----------
                                                                                                     7,088
                                                                                                ----------
             WIRELESS TELECOMMUNICATION SERVICES (0.3%)
    27,900   KDDI Corp.                                                                              2,095
     1,424   Millicom International Cellular S.A. Swedish Depository Receipts                          112
    20,400   SoftBank Corp.                                                                            756
   545,156   Vodafone Group plc                                                                      1,369
   116,200   Vodafone Group plc ADR                                                                  2,921
                                                                                                ----------
                                                                                                     7,253
                                                                                                ----------
             Total Telecommunication Services                                                       14,341
                                                                                                ----------
             UTILITIES (0.4%)
             ----------------
             ELECTRIC UTILITIES (0.1%)
    11,000   Cheung Kong Infrastructure Holdings Ltd.                                                   72
   436,458   EDP-Energias de Portugal S.A.                                                           1,310
     5,243   Electricite de France (EDF)                                                                99
   237,256   Enel S.p.A.                                                                               859
    86,341   Iberdrola S.A.                                                                            427
     7,089   Red Electrica de Espana S.A.                                                              392
   374,547   SP AusNet                                                                                 455
                                                                                                ----------
                                                                                                     3,614
                                                                                                ----------
             GAS UTILITIES (0.1%)
    73,443   Enagas S.A.                                                                             1,759
    26,006   Gas Natural SDG S.A.                                                                      516
                                                                                                ----------
                                                                                                     2,275
                                                                                                ----------
             MULTI-UTILITIES (0.2%)
    94,795   Gaz de France S.A.                                                                      1,792
   167,456   National Grid plc                                                                       1,853
                                                                                                ----------
                                                                                                     3,645
                                                                                                ----------
             Total Utilities                                                                         9,534
                                                                                                ----------
             Total Common Stocks (cost: $246,429)                                                  274,819
                                                                                                ----------

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES    SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
             PREFERRED STOCKS (0.1%)

             CONSUMER DISCRETIONARY (0.1%)
             -----------------------------
             AUTOMOBILE MANUFACTURERS (0.1%)
     6,722   Volkswagen AG                                                                      $    1,468
                                                                                                ----------
             CONSUMER STAPLES (0.0%)
             -----------------------
             HOUSEHOLD PRODUCTS (0.0%)
     3,921   Henkel AG & Co. KGaA                                                                      345
                                                                                                ----------
             FINANCIALS (0.0%)
             -----------------
             REINSURANCE (0.0%)
     3,000   American Overseas Group Ltd., 7.50%, non-cumulative, perpetual,
               acquired 1/23/2007 - 3/02/2007; cost $3,065(b),(c)                                      750
                                                                                                ----------
             Total Preferred Stocks (cost: $4,282)                                                   2,563
                                                                                                ----------
             EXCHANGE-TRADED FUNDS (12.8%)
 1,701,564   iShares MSCI EAFE Index Fund                                                           98,997
   230,000   iShares MSCI EMU Index Fund                                                             7,618
 3,241,701   Vanguard MSCI Emerging Markets ETF                                                    140,949
   250,000   Vanguard MSCI European ETF                                                             12,300
   666,188   WisdomTree Japan Hedged Equity Index Fund                                              27,274
                                                                                                ----------
             Total Exchange-Traded Funds (cost: $273,205)                                          287,138
                                                                                                ----------
             Total International Equity Securities (cost: $523,916)                                564,520
                                                                                                ----------
             PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (3.1%)

             GOLD (1.7%)

             AFRICAN GOLD COMPANIES (0.3%)
    75,000   AngloGold Ashanti Ltd. ADR                                                              1,818
   190,000   Gold Fields Ltd. ADR                                                                    1,575
   505,000   Harmony Gold Mining Co. Ltd. ADR                                                        3,121
    47,500   Sibanye Gold Ltd. ADR                                                                     269
                                                                                                ----------
                                                                                                     6,783
                                                                                                ----------
             AUSTRALIAN GOLD COMPANIES (0.1%)
   108,000   Newcrest Mining Ltd.(b)                                                                 2,473
                                                                                                ----------
             EUROPEAN GOLD COMPANIES (0.1%)
    20,000   Randgold Resources Ltd. ADR                                                             1,657
                                                                                                ----------
             NORTH AMERICAN GOLD COMPANIES (1.1%)
    32,000   Agnico-Eagle Mines Ltd.                                                                 1,281
   100,000   Alamos Gold, Inc.                                                                       1,401
   100,000   Allied Nevada Gold Corp.*                                                               1,830
   295,857   AuRico Gold, Inc.*                                                                      1,861
    57,000   Barrick Gold Corp.                                                                      1,724
   200,000   Centerra Gold, Inc.                                                                     1,299
   188,000   Eldorado Gold Corp.                                                                     1,846
    52,000   Goldcorp, Inc.                                                                          1,687
   290,000   IAMGOLD Corp.                                                                           1,955
   200,000   Kinross Gold Corp.                                                                      1,524
    40,000   Newmont Mining Corp.                                                                    1,612

================================================================================

15  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES    SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
   240,000   Osisko Mining Corp.*                                                               $    1,389
    16,000   Royal Gold, Inc.                                                                        1,049
   500,000   Semafo, Inc.                                                                            1,377
   100,000   Tahoe Resources, Inc.*                                                                  1,512
   100,000   Yamana Gold, Inc.                                                                       1,471
                                                                                                ----------
                                                                                                    24,818
                                                                                                ----------
             SOUTH AMERICAN GOLD COMPANIES (0.1%)
    86,000   Compania de Minas Buenaventura S.A. ADR                                                 2,203
                                                                                                ----------
             Total Gold                                                                             37,934
                                                                                                ----------
             PLATINUM GROUP METALS (0.1%)
    70,000   Impala Platinum Holdings Ltd. (cost $1,082)                                             1,079
                                                                                                ----------
             SILVER (0.1%)
   130,000   Pan American Silver Corp. (cost $2,974)                                                 2,144
                                                                                                ----------
             EXCHANGE-TRADED FUNDS (1.2%)
   181,842   SPDR Gold Trust* (cost $31,028)                                                        27,814
                                                                                                ----------
             Total Precious Metals and Commodity-Related Securities (cost: $77,889)                 68,971
                                                                                                ----------
             GLOBAL REAL ESTATE EQUITY SECURITIES (0.7%)

             COMMON STOCKS (0.4%)

             DIVERSIFIED REAL ESTATE ACTIVITIES (0.3%)
    18,474   British Land Co. plc                                                                      159
    11,000   Daiwa House Industry Co. Ltd.                                                             202
   165,412   Lend Lease Group                                                                        1,799
    33,000   Sun Hung Kai Properties Ltd.                                                              510
   193,000   Wharf Holdings Ltd.                                                                     1,691
   247,000   Wheelock & Co. Ltd.                                                                     1,338
                                                                                                ----------
             Total Diversified Real Estate Activities                                                5,699
                                                                                                ----------
             REITs - DIVERSIFIED (0.0%)
   108,472   BGP Holdings plc, acquired 8/06/2009; cost: $0*(b),(c)                                     --
   777,766   Dexus Property Group                                                                      866
       515   ICADE                                                                                      46
    72,000   Mirvac Group                                                                              121
                                                                                                ----------
             Total REITs - Diversified                                                               1,033
                                                                                                ----------
             REITs - INDUSTRIAL (0.0%)
   513,000   Ascendas REIT                                                                           1,064
                                                                                                ----------
             REITs - OFFICE (0.0%)
    43,000   CapitaCommercial Trust                                                                     58
                                                                                                ----------
             REITs - RETAIL (0.1%)
   287,500   Link REIT                                                                               1,537
    38,576   Westfield Retail Trust                                                                    125
                                                                                                ----------
             Total REITs - Retail                                                                    1,662
                                                                                                ----------
             Total Common Stocks (cost: $8,093)                                                      9,516
                                                                                                ----------

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES    SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
             PREFERRED STOCKS (0.3%)

             REITs - OFFICE (0.3%)
             ---------------------
   268,273   CommonWealth REIT, 6.50%, perpetual                                                $    6,326
    28,227   CommonWealth REIT, Series E, 7.25%, cumulative redeemable, perpetual                      718
                                                                                                ----------
             Total REITs - Office                                                                    7,044
                                                                                                ----------
             Total Preferred Stocks (cost: $7,119)                                                   7,044
                                                                                                ----------
             Total Global Real Estate Equity Securities (cost: $15,212)                             16,560
                                                                                                ----------

PRINCIPAL
AMOUNT                                                         COUPON
(000)                                                            RATE            MATURITY
----------------------------------------------------------------------------------------------------------
             BONDS (38.9%)

             CORPORATE OBLIGATIONS (16.0%)

             CONSUMER DISCRETIONARY (0.1%)
             -----------------------------
             CASINOS & GAMING (0.1%)
$    2,500   Marina District Finance Co., Inc.                  9.88%            8/15/2018           2,581
                                                                                                ----------
             CONSUMER STAPLES (0.1%)
             -----------------------
             PACKAGED FOODS & MEAT (0.1%)
     2,000   Chiquita Brands International, Inc. (a)            7.88             2/01/2021           2,040
                                                                                                ----------
             ENERGY (3.0%)
             -------------
             COAL & CONSUMABLE FUELS (0.1%)
     2,000   Arch Coal, Inc. (a)                                9.88             6/15/2019           1,985
                                                                                                ----------
             INTEGRATED OIL & GAS (0.1%)
     1,750   Northern Tier Energy, LLC (a)                      7.13            11/15/2020           1,837
                                                                                                ----------
             OIL & GAS EXPLORATION & PRODUCTION (1.0%)
     2,000   Alta Mesa Holdings, LP                             9.63            10/15/2018           2,100
     2,040   GMX Resources, Inc.                               11.00            12/01/2017           1,846
     2,000   Halcon Resources Corp. (a)                         8.88             5/15/2021           2,160
     1,000   NFR Energy, LLC (d)                                8.75            12/31/2018           1,019
     3,065   Quicksilver Resources, Inc.                       11.75             1/01/2016           3,096
    10,000   Quicksilver Resources, Inc.                        7.13             4/01/2016           8,150
     2,150   Rex Energy Corp. (a)                               8.88            12/01/2020           2,198
     2,000   Samson Investment Co. (d)                          6.00             9/25/2018           2,024
                                                                                                ----------
                                                                                                    22,593
                                                                                                ----------
             OIL & GAS STORAGE & TRANSPORTATION (1.8%)
     8,780   Enbridge Energy Partners, LP (e)                   8.05            10/01/2037           9,931
     4,780   Enterprise Products Operating, LP (e)              7.00             6/01/2067           5,143
       700   Inergy Midstream, LP (a)                           6.00            12/15/2020             728
     2,000   Martin Midstream Partners, LP (a)                  7.25             2/15/2021           2,030
       369   NuStar Logistics, LP                               7.63             1/15/2043           9,886
     2,000   Sabine Pass Liquefaction, LP (a)                   5.63             2/01/2021           2,067
    11,870   Southern Union Co. (e)                             3.32 (f)        11/01/2066          10,416
                                                                                                ----------
                                                                                                    40,201
                                                                                                ----------
             Total Energy                                                                           66,616
                                                                                                ----------

================================================================================

17  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

PRINCIPAL                                                                                           MARKET
AMOUNT                                                         COUPON                                VALUE
(000)        SECURITY                                            RATE            MATURITY            (000)
----------------------------------------------------------------------------------------------------------
             FINANCIALS (9.0%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.6%)
$    3,000   KKR Group Financial Co. II (a)                     5.50%            2/01/2043      $    2,964
    12,500   State Street Capital Trust IV                      1.31 (f)         6/15/2037          10,094
                                                                                                ----------
             Total Asset Management & Custody Banks                                                 13,058
                                                                                                ----------
             CONSUMER FINANCE (0.4%)
     8,052   American Express Co. (e)                           6.80             9/01/2066           8,666
                                                                                                ----------
             DIVERSIFIED BANKS (0.1%)
     2,000   Compass Bank                                       6.40            10/01/2017           2,183
                                                                                                ----------
             LIFE & HEALTH INSURANCE (1.9%)
       385   Delphi Financial Group, Inc.                       7.38             5/15/2037           9,667
     9,800   Great-West Life & Annuity Insurance Co. (a)        7.15             5/16/2046          10,168
     4,500   Principal Financial Global Fund, LLC               0.83 (f)         1/10/2031           3,537
     5,500   Prudential Financial, Inc.                         5.63             6/15/2043           5,748
    12,930   StanCorp Financial Group, Inc.                     6.90             6/01/2067          13,156
                                                                                                ----------
                                                                                                    42,276
                                                                                                ----------
             MULTI-LINE INSURANCE (1.8%)
    13,627   Genworth Financial, Inc.                           6.15            11/15/2066          12,009
    15,755   Glen Meadow (a),(e)                                6.51             2/12/2067          14,967
    12,810   Nationwide Mutual Insurance Co. (a),(e)            5.81            12/15/2024          12,938
                                                                                                ----------
                                                                                                    39,914
                                                                                                ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.6%)
     3,137   ILFC E-Capital Trust I (a)                         4.54 (f)        12/21/2065           2,713
     5,000   JPMorgan Chase Capital XIII                        1.26 (f)         9/30/2034           4,144
     8,000   JPMorgan Chase Capital XXI                         1.25 (f)         2/02/2037           6,280
                                                                                                ----------
                                                                                                    13,137
                                                                                                ----------
             PROPERTY & CASUALTY INSURANCE (2.1%)
     9,800   Allstate Corp. (e)                                 6.13             5/15/2037          10,437
     5,325   BNSF Funding Trust I                               6.61            12/15/2055           6,078
    10,000   HSB Group, Inc.                                    1.21 (f)         7/15/2027           8,387
     8,000   Ironshore Holdings, Inc. (a)                       8.50             5/15/2020           9,167
     4,000   Progressive Corp.                                  6.70             6/15/2037           4,420
     1,000   RLI Corp. (e)                                      5.95             1/15/2014           1,036
     6,500   Travelers Companies, Inc. (e)                      6.25             3/15/2037           6,923
                                                                                                ----------
                                                                                                    46,448
                                                                                                ----------
             REGIONAL BANKS (1.1%)
     1,000   Allfirst Preferred Capital Trust                   1.80 (f)         7/15/2029             810
     3,000   Cullen/Frost Bankers, Inc. (e)                     0.82 (f)         2/15/2017           2,895
     1,000   Emigrant Bancorp, Inc. (a),(e)                     6.25             6/15/2014             960
     3,500   First Empire Capital Trust I (e)                   8.23             2/01/2027           3,560
     4,000   First Maryland Capital Trust I                     1.30 (f)         1/15/2027           3,280
     5,000   Fulton Capital Trust I (e)                         6.29             2/01/2036           5,022
     2,000   Huntington Capital II "B"                          0.93 (f)         6/15/2028           1,570
     5,039   Manufacturers & Traders Trust Co. (e)              5.63            12/01/2021           5,165
     2,000   Susquehanna Bancshares, Inc. (e)                   2.12 (f)         5/01/2014           1,962
                                                                                                ----------
                                                                                                    25,224
                                                                                                ----------
             REINSURANCE (0.2%)
     4,000   Alterra Finance, LLC                               6.25             9/30/2020           4,577
                                                                                                ----------
             REITs - MORTGAGE (0.1%)
     1,975   Walter Investment Management Corp. (d)             5.75            11/28/2017           2,006
                                                                                                ----------
             REITs - RETAIL (0.1%)
     3,000   New Plan Excel Realty Trust, Inc.                  5.30             1/15/2015           2,993

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

PRINCIPAL                                                                                           MARKET
AMOUNT                                                         COUPON                                VALUE
(000)        SECURITY                                            RATE            MATURITY            (000)
----------------------------------------------------------------------------------------------------------
$      413   New Plan Excel Realty Trust, Inc.                  7.68%           11/02/2026      $      403
                                                                                                ----------
                                                                                                     3,396
                                                                                                ----------
             Total Financials                                                                      200,885
                                                                                                ----------
             HEALTH CARE (0.0%)
             ------------------
             HEALTH CARE FACILITIES (0.0%)
     1,000   IASIS Healthcare, LLC                              8.38             5/15/2019           1,035
                                                                                                ----------
             INDUSTRIALS (0.7%)
             ------------------
             AEROSPACE & DEFENSE (0.5%)
    13,560   Textron Financial Corp. (a)                        6.00             2/15/2067          12,475
                                                                                                ----------
             AIRLINES (0.2%)
     1,158   America West Airlines, Inc. Pass-Through
                Trust (INS)                                     7.93             1/02/2019           1,274
     2,156   United Air Lines, Inc. Pass-Through Trust (a)     12.00             7/15/2017           2,393
                                                                                                ----------
                                                                                                     3,667
                                                                                                ----------
             Total Industrials                                                                      16,142
                                                                                                ----------
             INFORMATION TECHNOLOGY (0.5%)
             -----------------------------
             DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
     2,500   First Data Corp. (a)                               6.75            11/01/2020           2,578
                                                                                                ----------
             SEMICONDUCTORS (0.4%)
     6,400   Intel Corp. (a)                                    3.25             8/01/2039           7,584
                                                                                                ----------
             Total Information Technology                                                           10,162
                                                                                                ----------
             MATERIALS (0.1%)
             ----------------
             STEEL (0.1%)
     2,000   Atkore International, Inc. (a)                     9.88             1/01/2018           2,215
                                                                                                ----------
             TELECOMMUNICATION SERVICES (0.0%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.0%)
        13   Qwest Corp.                                        7.50             9/15/2051             339
                                                                                                ----------
             UTILITIES (2.5%)
             ----------------
             ELECTRIC UTILITIES (1.4%)
     4,850   FPL Group Capital, Inc. (e)                        6.35            10/01/2066           5,169
     4,000   FPL Group Capital, Inc. (e)                        6.65             6/15/2067           4,284
       500   FPL Group Capital, Inc.                            7.30             9/01/2067             566
     7,400   PPL Capital Funding, Inc.                          6.70             3/30/2067           7,869
    17,326   Texas Competitive Electric Holdings Co., LLC (d)   4.73            10/10/2017          11,882
     1,000   TXU Electricity Property Ltd. (INS)(e)             7.25            12/01/2016           1,173
                                                                                                ----------
                                                                                                    30,943
                                                                                                ----------
             MULTI-UTILITIES (1.1%)
     6,350   Dominion Resources, Inc. (e)                       7.50             6/30/2066           7,054
     3,500   Dominion Resources, Inc. (e)                       2.61 (f)         9/30/2066           3,292
     5,391   Integrys Energy Group, Inc.                        6.11            12/01/2066           5,719
     5,000   Puget Sound Energy, Inc. (e)                       6.97             6/01/2067           5,462
     3,000   Wisconsin Energy Corp.                             6.25             5/15/2067           3,260
                                                                                                ----------
                                                                                                    24,787
                                                                                                ----------
             Total Utilities                                                                        55,730
                                                                                                ----------
             Total Corporate Obligations (cost: $322,221)                                          357,745
                                                                                                ----------

================================================================================

19  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

PRINCIPAL                                                                                           MARKET
AMOUNT                                                         COUPON                                VALUE
(000)        SECURITY                                            RATE            MATURITY            (000)
----------------------------------------------------------------------------------------------------------
             EURODOLLAR AND YANKEE OBLIGATIONS (6.1%)

             CONSUMER STAPLES (0.1%)
             -----------------------
             PACKAGED FOODS & MEAT (0.1%)
$    2,000   Fage USA Dairy Industry, Inc. (a)                  9.88%            2/01/2020       $   2,205
       500   JBS S.A.                                          10.50             8/04/2016             580
                                                                                                 ---------
             Total Packaged Foods & Meat                                                             2,785
                                                                                                 ---------
             Total Consumer Staples                                                                  2,785
                                                                                                 ---------
             ENERGY (0.5%)
             -------------
             OIL & GAS STORAGE & TRANSPORTATION (0.5%)
     9,650   TransCanada Pipelines Ltd. (e)                     6.35             5/15/2067          10,311
                                                                                                 ---------
             FINANCIALS (5.1%)
             -----------------
             DIVERSIFIED BANKS (1.8%)
    11,500   Barclays Bank plc                                  0.69 (f)                 -(g)        6,268
     2,000   Barclays Bank plc                                  0.69 (f)                 -(g)        1,033
     5,485   Barclays Bank plc                                  0.75 (f)                 -(g)        2,851
     2,000   Barclays Bank plc (a)                              7.70 (f)                 -(g)        2,131
     7,600   HSBC Bank plc                                      0.61 (f)                 -(g)        4,294
    18,000   HSBC Bank plc                                      0.75 (f)                 -(g)       10,494
     2,500   LBI HF, acquired 10/12/2007; cost
                $2,500(a),(b),(c),(h)                           7.43                     -(g)           --
     4,000   Lloyds TSB Bank plc                                0.56 (f)                 -(g)        1,980
     9,889   Royal Bank of Scotland Group plc                   9.50 (f)         3/16/2022          11,698
                                                                                                 ---------
                                                                                                    40,749
                                                                                                 ---------
             DIVERSIFIED CAPITAL MARKETS (0.3%)
     7,000   Deutsche Bank Capital Trust IV                     4.59 (f)                 -(g)        5,635
                                                                                                 ---------
             MULTI-LINE INSURANCE (1.4%)
    10,725   AXA S.A.                                           2.12 (f)                 -(g)        6,864
    12,535   AXA S.A.                                           2.25 (f)                 -(g)        8,524
    17,315   Oil Insurance Ltd. (a),(e)                         3.29 (f)                 -(g)       16,090
                                                                                                 ---------
             Total Multi-Line Insurance                                                             31,478
                                                                                                 ---------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
       184   ING Groep N.V.                                     7.38                     -(g)        4,690
                                                                                                 ---------
             PROPERTY & CASUALTY INSURANCE (0.6%)
     5,000   QBE Capital Funding III, LP (a)                    7.25             5/24/2041           5,233
     7,670   QBE Insurance Group Ltd. (a)                       5.65             7/01/2023           7,637
                                                                                                 ---------
                                                                                                    12,870
                                                                                                 ---------
             REGIONAL BANKS (0.0%)
     3,000   Glitnir Banki hf, acquired 9/11/2006 and
                10/18/2006; cost $3,051(a),(b),(c),(h)          7.45                     -(g)           --
                                                                                                 ---------
             REINSURANCE (0.8%)
     4,000   Max USA Holdings Ltd. (a),(e)                      7.20             4/14/2017           4,213
     3,750   Platinum Underwriters Finance, Inc. (e)            7.50             6/01/2017           4,183
     9,650   Swiss Re Capital I, LP (a)                         6.85                     -(g)       10,253
                                                                                                 ---------
                                                                                                    18,649
                                                                                                 ---------
             Total Financials                                                                      114,071
                                                                                                 ---------
             MATERIALS (0.1%)
             ----------------
             CONSTRUCTION MATERIALS (0.1%)
     2,000   Cemex Espana Luxembourg (a)                        9.88 (f)         4/30/2019           2,295
                                                                                                 ---------

================================================================================

                                                  Portfolio of Investments |  20

================================================================================

PRINCIPAL                                                                                           MARKET
AMOUNT                                                         COUPON                                VALUE
(000)        SECURITY                                            RATE            MATURITY            (000)
----------------------------------------------------------------------------------------------------------
             TELECOMMUNICATION SERVICES (0.0%)
             ---------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.0%)
$      150   Altice Financing S.A. (a)                          7.88%           12/15/2019       $     163
                                                                                                 ---------
             UTILITIES (0.3%)
             ----------------
             ELECTRIC UTILITIES (0.3%)
     7,500   Electricite De France S.A. (a)                     5.25                     -(g)        7,398
                                                                                                 ---------
             Total Eurodollar and Yankee Obligations (cost: $128,345)                              137,023
                                                                                                 ---------
             ASSET-BACKED SECURITIES (0.1%)

             FINANCIALS (0.1%)
             -----------------
             ASSET-BACKED FINANCING (0.1%)
     3,000   SLM Student Loan Trust                             0.75 (f)         7/15/2036           2,088
     1,450   SLM Student Loan Trust                             0.85 (f)        10/25/2038           1,168
                                                                                                 ---------
                                                                                                     3,256
                                                                                                 ---------
             Total Financials                                                                        3,256
                                                                                                 ---------
             Total Asset-Backed Securities (cost: $3,439)                                            3,256
                                                                                                 ---------
             COMMERCIAL MORTGAGE SECURITIES (9.3%)

             FINANCIALS (9.3%)
             -----------------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (9.3%)
     2,444   Banc of America Commercial Mortgage, Inc. (a)      5.23            12/10/2042           2,145
     2,000   Banc of America Commercial Mortgage, Inc. (e)      4.77             7/10/2043           2,025
    10,000   Banc of America Commercial Mortgage, Inc.          5.81             7/10/2044          10,663
     8,500   Banc of America Commercial Mortgage, Inc.          5.77             5/10/2045           9,207
     2,000   Banc of America Commercial Mortgage, Inc.          5.46             9/10/2045           2,150
     6,000   Banc of America Commercial Mortgage, Inc. (e)      5.18             9/10/2047           6,178
     5,466   Banc of America Commercial Mortgage, Inc. (a),(e)  6.14             9/10/2047           5,835
     2,500   Banc of America Commercial Mortgage, Inc.          6.20             2/10/2051           2,505
     2,000   Bear Stearns Commercial Mortgage Securities, Inc.  5.46            12/11/2040           1,773
     4,000   Bear Stearns Commercial Mortgage Securities, Inc.  5.21             2/11/2041           4,119
     2,000   Bear Stearns Commercial Mortgage Securities, Inc.  5.60            10/12/2041           1,912
     5,440   Bear Stearns Commercial Mortgage Securities, Inc.  4.99             9/11/2042           5,593
     4,500   Citigroup Commercial Mortgage Trust                5.40             7/15/2044           4,845
     8,000   Citigroup Commercial Mortgage Trust                5.74             3/15/2049           8,345
     2,000   Citigroup Commercial Mortgage Trust                5.48            10/15/2049           1,978
     6,000   Commercial Mortgage Loan Trust (e)                 6.02                     -(g)        6,623
    10,000   Commercial Mortgage Loan Trust                     6.08             7/10/2038           9,979
     2,000   Commercial Mortgage Loan Trust                     5.54            12/11/2049           2,247
     2,500   Credit Suisse Commercial Mortgage Trust            6.02             6/15/2038           2,754
     2,213   Credit Suisse First Boston Mortgage Securities
                Corp. (a)                                       5.02             1/15/2037           2,162
     2,000   Credit Suisse First Boston Mortgage Securities
                Corp.                                           6.00             6/15/2038           1,971
     3,000   GE Capital Commercial Mortgage Corp.               5.33             3/10/2044           2,991
     5,355   GE Capital Commercial Mortgage Corp.               5.61            12/10/2049           5,405
     3,500   GMAC Commercial Mortgage Securities, Inc.          4.97            12/10/2041           3,133
     1,000   GMAC Commercial Mortgage Securities, Inc.          4.98            12/10/2041             675

================================================================================

21  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

PRINCIPAL                                                                                           MARKET
AMOUNT                                                         COUPON                                VALUE
(000)        SECURITY                                            RATE            MATURITY            (000)
----------------------------------------------------------------------------------------------------------
$    2,000   GS Mortgage Securities Corp. II                    5.64%            4/10/2038       $   1,970
     2,200   GS Mortgage Securities Corp. II                    5.82             8/10/2038           2,013
     2,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp. (e)                            4.99             9/12/2037           2,116
       625   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                5.00            10/15/2042             679
    11,225   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                5.04            10/15/2042          11,656
     8,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                5.57             4/15/2043           7,888
     2,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                5.33            12/15/2044           2,142
     2,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                5.33            12/15/2044           2,085
     2,500   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                5.48             5/15/2045           2,686
    10,000   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                5.41             5/15/2047           7,655
     4,500   J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                6.26             2/15/2051           5,105
     3,000   LB-UBS Commercial Mortgage Trust (a)               5.33            12/15/2036           3,002
     2,000   LB-UBS Commercial Mortgage Trust                   5.28             2/15/2041           1,970
     1,000   Merrill Lynch Mortgage Trust                       5.24            11/12/2037           1,068
     2,500   Merrill Lynch Mortgage Trust                       5.10             7/12/2038           1,802
     6,500   Merrill Lynch Mortgage Trust                       5.14             7/12/2038           6,794
     1,000   Merrill Lynch Mortgage Trust                       5.31             7/12/2038             620
    11,500   Merrill Lynch Mortgage Trust                       5.67             5/12/2039          11,214
     7,000   Merrill Lynch Mortgage Trust                       5.01            10/12/2041           7,037
     1,000   Merrill Lynch Mortgage Trust                       5.38             1/12/2044             855
     3,000   ML-CFC Commercial Mortgage Trust                   5.42             8/12/2048           3,226
     3,000   ML-CFC Commercial Mortgage Trust (e)               6.16             8/12/2049           3,182
     2,000   Morgan Stanley Capital I, Inc.                     5.82             6/11/2042           2,073
       878   Morgan Stanley Capital I, Inc.                     5.15             8/13/2042             913
       723   Morgan Stanley Capital I, Inc.                     5.17             8/13/2042             734
     2,000   Morgan Stanley Capital I, Inc.                     5.47             3/12/2044           2,046
     6,500   Morgan Stanley Capital I, Inc.                     5.79             7/12/2044           7,122
     2,000   Wachovia Bank Commercial Mortgage Trust            5.36            12/15/2044           1,985
                                                                                                 ---------
                                                                                                   208,851
                                                                                                 ---------
             Total Financials                                                                      208,851
                                                                                                 ---------
             Total Commercial Mortgage Securities (cost: $181,811)                                 208,851
                                                                                                 ---------
             U.S. GOVERNMENT AGENCY ISSUES (0.0%)(i)

             MORTGAGE-BACKED PASS-THROUGH SECURITIES (0.0%)
         7   Government National Mortgage Assn. I               6.50             5/15/2023               8
        26   Government National Mortgage Assn. I               6.50             4/15/2024              29
        13   Government National Mortgage Assn. I               7.50             3/15/2017              13
        15   Government National Mortgage Assn. I               7.50             3/15/2017              15
         4   Government National Mortgage Assn. I               8.00             6/15/2016               4
         5   Government National Mortgage Assn. I               8.00            11/15/2016               5
         2   Government National Mortgage Assn. I               8.50             6/15/2016               2
         3   Government National Mortgage Assn. I               8.50             6/15/2016               3
         3   Government National Mortgage Assn. I               8.50             7/15/2016               3
         1   Government National Mortgage Assn. I               8.50             9/15/2016               1
        10   Government National Mortgage Assn. I               8.50            12/15/2016              10
         5   Government National Mortgage Assn. I               8.50            12/15/2016               5
         2   Government National Mortgage Assn. I               8.50             1/15/2017               1
         1   Government National Mortgage Assn. I               8.50             2/15/2017               1
         1   Government National Mortgage Assn. I               9.00             6/15/2016               1
         1   Government National Mortgage Assn. I               9.00             7/15/2016               1
         1   Government National Mortgage Assn. I               9.00             9/15/2016               1
         1   Government National Mortgage Assn. I               9.00            10/15/2016               1
         1   Government National Mortgage Assn. I               9.50            11/15/2016               1

================================================================================

                                                  Portfolio of Investments |  22

================================================================================

PRINCIPAL                                                                                           MARKET
AMOUNT                                                         COUPON                                VALUE
(000)        SECURITY                                            RATE            MATURITY            (000)
----------------------------------------------------------------------------------------------------------
$        1   Government National Mortgage Assn. I               9.50%           11/15/2016       $       1
                                                                                                 ---------
                                                                                                       106
                                                                                                 ---------
             Total U.S. Government Agency Issues (cost: $99)                                           106
                                                                                                 ---------
             U.S. TREASURY SECURITIES (7.4%)

             BONDS (3.7%)
     7,030   2.75%, 11/15/2042                                                                       6,545
     4,030   2.75%, 8/15/2042                                                                        3,757
    73,600   3.00%, 5/15/2042                                                                       72,415
                                                                                                 ---------
             Total Bonds                                                                            82,717
                                                                                                 ---------
             NOTES (3.7%)
     1,880   1.63%, 11/15/2022                                                                       1,841
     2,030   1.63%, 8/15/2022                                                                        1,997
    78,000   1.75%, 5/15/2022                                                                       77,939
       340   2.00%, 2/15/2023                                                                          344
                                                                                                 ---------
             Total Notes                                                                            82,121
                                                                                                 ---------
             Total U.S. Treasury Securities (cost: $168,895)                                       164,838
                                                                                                 ---------
             MUNICIPAL BONDS (0.0%)

             CASINOS & GAMING (0.0%)
       405   Seneca Nation of Indians Capital Improvements
                Auth. (e)                                       6.75            12/01/2013             405
                                                                                                 ---------
             Total Municipal Bonds (cost: $405)                                                        405
                                                                                                 ---------
             Total Bonds (cost: $805,215)                                                          872,224
                                                                                                 ---------
             MONEY MARKET INSTRUMENTS (1.9%)

             COMMERCIAL PAPER (1.0%)

             CONSUMER DISCRETIONARY (0.3%)

             HOME IMPROVEMENT RETAIL (0.3%)
     7,819   Lowe's Cos., Inc.                                  0.32             3/01/2013           7,819
                                                                                                 ---------
             ENERGY (0.3%)
             -------------
             OIL & GAS STORAGE & TRANSPORTATION (0.3%)
     5,700   Enbridge Energy Partners (a),(j)                   0.31             3/04/2013           5,700
                                                                                                 ---------
             UTILITIES (0.4%)
             ----------------
             ELECTRIC UTILITIES (0.4%)
     5,000   Kentucky Utilities Co. (a),(j)                     0.29             3/01/2013           5,000
     4,183   Northeast Utilities (a),(j)                        0.30             3/07/2013           4,183
                                                                                                 ---------
             Total Electric Utilities                                                                9,183
                                                                                                 ---------
             Total Utilities                                                                         9,183
                                                                                                 ---------
             Total Commercial Paper                                                                 22,702
                                                                                                 ---------

================================================================================

23  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES    SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
             MONEY MARKET FUNDS (0.9%)
19,295,071   State Street Institutional Liquid Reserve Fund, 0.14% (k)                          $   19,295
                                                                                                ----------
             Total Money Market Instruments (cost: $41,997)                                         41,997
                                                                                                ----------

             Total Investments (cost: $2,038,518)                                                2,238,704
                                                                                                ==========

NUMBER
OF
CONTRACTS
----------------------------------------------------------------------------------------------------------
             PURCHASED OPTIONS (0.2%)
    18,200   Put - iShares MSCI EAFE Index expiring April 20, 2013 at 57                             1,665
       690   Put - Russell 2000 Index expiring April 20, 2013 at 900                                 1,366
       300   Put - S&P 500 Index expiring March 16, 2013 at 1410                                        53
       500   Put - S&P 500 Index expiring March 16, 2013 at 1430                                       120
     1,730   Put - S&P 500 Index expiring March 16, 2013 at 1450                                       614
       300   Put - S&P 500 Index expiring March 16, 2013 at 1480                                       206
                                                                                                ----------

             TOTAL PURCHASED OPTIONS (COST: $6,853)                                             $    4,024
                                                                                                ==========
             WRITTEN OPTIONS (0.1%)
   (2,275)   Call - iShares MSCI EAFE Index expiring March 16, 2013 at 59                              (74)
   (4,550)   Call - iShares MSCI EAFE Index expiring March 16, 2013 at 60                              (39)
     (250)   Call - Russell 2000 Index expiring April 20, 2013 at 930                                 (270)
     (650)   Call - S&P 500 Index expiring March 16, 2013 at 1510                                   (1,147)
  (18,200)   Put - iShares MSCI EAFE Index expiring April 20, 2013 at 53                              (509)
                                                                                                ----------

             TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $2,951)                                  $   (2,039)
                                                                                                ==========

($ IN 000s)                                                 VALUATION HIERARCHY
                                                            -------------------

                                                (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                              QUOTED PRICES        OTHER         SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                 MARKETS        OBSERVABLE         INPUTS
                                              FOR IDENTICAL       INPUTS
ASSETS                                            ASSETS                                              TOTAL
-----------------------------------------------------------------------------------------------------------
U.S. Equity Securities:
  Common Stocks                               $     411,474     $        --     $         --     $  411,474
  Preferred Stocks                                       --          28,993            4,480         33,473
  Exchange-Traded Funds                             229,485              --               --        229,485
International Equity Securities:
  Common Stocks                                     274,819              --               --        274,819
  Preferred Stocks                                    1,813              --              750          2,563
  Exchange-Traded Funds                             287,138              --               --        287,138
Precious Metals and Commodity-Related
Securities:
  Gold                                               35,461           2,473               --         37,934
  Platinum Group Metals                               1,079              --               --          1,079
  Silver                                              2,144              --               --          2,144
  Exchange-Traded Funds                              27,814              --               --         27,814
Global Real Estate Equity Securities:
  Common Stocks                                       9,516              --               --          9,516
  Preferred Stocks                                    6,326             718               --          7,044
Bonds:
  Corporate Obligations                                  --         357,745               --        357,745

================================================================================

                                                  Portfolio of Investments |  24

================================================================================

  Eurodollar and Yankee Obligations                      --         137,023               --        137,023
  Asset-Backed Securities                                --           3,256               --          3,256
  Commercial Mortgage Securities                         --         208,851               --        208,851
  U.S. Government Agency Issues                          --             106               --            106
  U.S. Treasury Securities                          164,838              --               --        164,838
  Municipal Bonds                                        --             405               --            405
Money Market Instruments:
  Commercial Paper                                       --          22,702               --         22,702
  Money Market Funds                                 19,295              --               --         19,295
Purchased Options                                     4,024              --               --          4,024
-----------------------------------------------------------------------------------------------------------
Total                                         $   1,475,226     $   762,272     $      5,230     $2,242,728
-----------------------------------------------------------------------------------------------------------

                                                (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                              QUOTED PRICES        OTHER         SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                 MARKETS        OBSERVABLE         INPUTS
                                              FOR IDENTICAL       INPUTS
LIABILITIES                                    LIABILITIES                                            TOTAL
-----------------------------------------------------------------------------------------------------------
Written Options                               $      (2,039)    $        --     $         --     $   (2,039)
-----------------------------------------------------------------------------------------------------------
Total                                         $      (2,039)    $        --     $         --     $   (2,039)
-----------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                             PREFERRED                        CORPORATE
                                                                                STOCKS                      OBLIGATIONS
------------------------------------------------------------------------------------------------------------------------
Balance as of May 31, 2012                                                      $5,020                           $1,337
Purchases                                                                            -                                -
Sales                                                                                -                                -
Transfers into Level 3                                                               -                                -
Transfers out of Level 3                                                             -                           (1,337)
Net realized gain (loss) on investments                                              -                                -
Change in net unrealized appreciation/depreciation of investments                  210                                -
------------------------------------------------------------------------------------------------------------------------
Balance as of February 28, 2013                                                 $5,230                               $-
------------------------------------------------------------------------------------------------------------------------

For the period of June 1, 2012 through February 28, 2013, common stock with a fair value of $2,913,000 was transferred from Level 1 to Level 2. Due to an assessment of events at the end of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. A preferred stock with a fair value of $6,613,000 was also transferred from Level 1 to Level 2 as a result of a change in methodology being reported by pricing service at the beginning of the period. A corporate obligation with a fair value of $1,337,000 was transferred from Level 3 to Level
2. Due to an assessment of events at the end of the reporting period, these securities had a single broker quote provided to the Fund's pricing service. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

25  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

February 28, 2013 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA Cornerstone Moderately Aggressive Fund (the Fund), which is classified as diversified under the 1940 Act.

Effective June 8, 2012, the Board of Trustees of USAA Mutual Funds Trust (Trust) approved the name, objective, and investment strategy change for the USAA Cornerstone Strategy Fund.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

================================================================================

26  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. Forward currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service.

================================================================================

27  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

10. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain equity securities and all bonds, except U.S. Treasuries, which are valued based on methods discussed in Note A5, and commercial paper which is valued at amortized cost.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are primarily supported by recent tender offers or quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

================================================================================

                                         Notes to Portfolio of Investments |  28

================================================================================

Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, options on futures contracts, and forward currency contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

OPTIONS TRANSACTIONS - The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are

================================================================================

29  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

D. As of February 28, 2013, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 28, 2013, were $249,869,000 and $52,512,000, respectively, resulting in net unrealized appreciation of $197,357,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $895,180,000 at February 28, 2013, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 32.11% of net assets at February 28, 2013.

F. The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR           American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S.
              dollars.
REIT          Real estate investment trust

================================================================================

                                         Notes to Portfolio of Investments |  30

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CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by AMBAC Assurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(b) Security was fair valued at February 28, 2013, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

(c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at February 28, 2013, was $750,000, which represented 0.03% of the Fund's net assets.

(d) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at February 28, 2013. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(e) The security, or a portion thereof, is segregated to cover the notional value of outstanding written call options at February 28, 2013.

(f) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at February 28, 2013.

(g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(h) Currently the issuer is in default with respect to interest and/or principal payments.

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31  | USAA Cornerstone Moderately Aggressive Fund
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(i)     U.S. government agency issues - mortgage-backed securities issued by
        Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide capital in exchange for senior preferred stock.

(j) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(k) Rate represents the money market fund annualized seven-day yield at February 28, 2013.

*       Non-income-producing security.

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                                         Notes to Portfolio of Investments |  32


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.






                             SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended February 28, 2013

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     04/25/2013
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     04/29/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     04/26/2013
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.